Risks and Uncertainties	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Risks and Uncertainties
Risks and Uncertainties

2.              Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions.  These factors impact the amount and timing of our revenues and our overall performance.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future to meet certain covenants as applicable, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a cross default under our other indebtedness, including the Company’s $250.0 million 11% senior notes due 2018 (the “Notes”) and the Company’s $265.0 million 13% senior secured notes due 2018 (the “Secured Notes”). If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding.  This could require the Company to restructure or alter its operations and capital structure.  Refer to Note 4 for disclosure of recent changes to the ABL facility.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. Since the exchange has not yet been completed, penalty interest is 25 basis points for the first 90 days and each 90 days thereafter until the aggregate penalty interest rate reaches 1% and will remain at 1% until we complete the exchange of the Secured Notes.

2. Risks and Uncertainties

Our business is heavily impacted by several factors which are outside the control of management, including the overall health of the economy, the level of commercial and residential construction, the level of federal, state and local publicly funded construction projects and seasonal variations generally attributable to weather conditions. These factors impact the amount and timing of our revenues and our overall performance.

On March 15, 2012, the Company completed the sale of $265.0 million in 13.0% senior secured notes due 2018 (the “Secured Notes”). In connection with the sale of the Secured Notes, we also entered into the ABL Facility. We utilized the proceeds from the sale of the Secured Notes and the ABL Facility to prepay all amounts outstanding under our prior credit agreement and certain other debt.

The ABL Facility contained a covenant that required us to deliver our fiscal year 2012 annual financial statements to the lender by May 29, 2012. On September 7, 2012, we entered into the first amendment to the ABL Facility to change the required delivery date of the fiscal year 2012 annual financial statements and the required delivery dates of the fiscal year 2013 first and second quarter results and financial statements. Subsequent to the date of the first amendment, we required multiple extensions of time and ultimately filed our fiscal year 2012 annual financial statements, our fiscal year 2013 first and second quarter results and financial statements on December 15, 2012, January 1, 2013 and February 28, 2013, respectively.

As part of the first amendment entered into on September 7, 2012, the borrowing base formula under the ABL Facility became subject to adjustment based on the most recent Fixed Charge Coverage Ratio. If the Fixed Charge Coverage Ratio based on the most recently delivered financial statements is less than 1.0 to 1.0, the borrowing base will be equal to the sum of (a) the lesser of (i) $56.0 million (from $65.0 million) and (ii) 65% (from 75%) of the appraised value of the eligible real property plus (b) 70% (from 85%) of the outstanding balance of eligible accounts receivable plus (c) 40% (from 60%) of eligible inventory, minus (d) reserves imposed by the agent of the ABL Facility in the exercise of reasonable business judgment from the perspective of a secured asset-based lender, minus (e) reserves imposed by the agent to the ABL Facility with respect to branded inventory in its sole discretion. The Company was subject to the adjusted borrowing base calculation as of February 28, 2013 due to its Fixed Charge Coverage Ratio being below 1.0 to 1.0. The first amendment also added a 1.25% floor to LIBOR for purposes of determining the interest rate applicable to LIBOR based borrowings, which was later removed as discussed below.

In connection with the first amendment we also agreed with M&T that, in the event M&T was unable to reduce its final participation in the ABL Facility to no more than $75.0 million during the primary syndication of the ABL Facility by December 15, 2012, M&T would be entitled to add or modify certain terms of the ABL Facility that were previously prohibited from being added or modified, including but not limited to the advance rates, and certain covenants and the interest and fees payable. M&T has not syndicated the ABL Facility as of the balance sheet date and M&T has not modified the terms of the ABL Facility.

On December 7, 2012, we entered into the second amendment to the ABL Facility to change the required delivery date of our fiscal year 2013 third quarter results and financial statements. Subsequent to the date of the second amendment, we required an extension of time and ultimately filed our third quarter results and financial statements on April 1, 2013. There can be no guarantee the Company will not need to obtain similar amendments in the future. A failure to obtain such an amendment could result in an acceleration of our indebtedness under the ABL Facility and a cross-default under our other indebtedness, including the Notes and Secured Notes. See further discussion of the ABL Facility and other effects of the first amendment in Note 9, “Long-Term Debt.”

On May 29, 2013, we entered into the third amendment to the ABL Facility, which provided increased short-term borrowing availability. As part of the third amendment, we agreed to the following revised terms: (i) the aggregate overall amount of the ABL Facility was reduced from $170.0 million to $145.0 million; (ii) through November 30, 2014, we are no longer required to maintain minimum excess availability (as defined in the ABL Facility); (iii) the interest rate margin added to applicable LIBOR based borrowings has increased to a fixed 5%; (iv) the interest rate margin added to applicable Base Rate borrowings has increased to a fixed 3%; (v) the 1.25% floor applicable to LIBOR based borrowings has been removed; and (vi) to the extent that we dispose of assets that are ABL Priority Collateral and certain unencumbered assets, the net cash proceeds will be used to prepay outstanding borrowings under the ABL Facility and the overall ABL Facility will be reduced by $1 for each $1 of assets sold up to $15 million.

In connection with the third amendment, we also agreed with M&T that our board of directors will create a special committee consisting of our four non-employee directors, which we refer to as the special committee, that will engage an advisor to develop a business plan that focuses on cost reductions and operational efficiencies, which we refer to as the Plan.  Upon the approval of the Plan by a majority of the members of the special committee, the Plan will be submitted to the entire board of directors for approval.  The vote of more than seven directors will be required to reject the Plan.  The Plan must also be reasonably acceptable in scope, timing and process to M&T.  Once the Plan is approved by the board of directors, the special committee will be authorized to oversee the implementation of the Plan by our management.

The third amendment did not change other significant terms of the ABL Facility such as the maturity, borrowing base formula, and covenants, as applicable.

The Company agreed to pay $0.3 million in fees to effect the third amendment to the ABL Facility and as a result of the reduction in the maximum borrowings of the ABL Facility the Company will also expense $0.7 million of unamortized deferred debt issuance costs to interest expense.

On September 5 and 6, 2012 the Company received notices of default from the trustee under our Secured Notes and our 11% senior notes due 2018 (the “Notes”), respectively. The notices of default were related to the Company’s inability to provide the trustee with copies of the Company’s 2012 10-K and Quarterly Report on Form10-Q for the period ended May 31, 2012 in a timely manner as required by the underlying indentures. In accordance with the terms and conditions of the underlying indentures, the Company had 120 days from the date of those notices to cure such default by complying with its reporting requirements and related filings. The Company filed its 2012 10-K and its Quarterly Report on Form 10-Q for the period ended May 31, 2012 within the 120 day period and therefore has cured such defaults under the indentures. On January 14, 2013, the Company received a notice of default from the trustee under the indentures for the Secured Notes and Notes due to the Company’s inability to provide its Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 in compliance with the indentures. We filed our Quarterly Report on Form 10-Q for the second fiscal quarter ended August 31, 2012 within the 120 day period and therefore cured such default under the indentures.

We believe we have sufficient financial resources, including cash and cash equivalents, cash from operations and amounts available for borrowing under our ABL Facility, to fund our business and operations for at least the next twelve months, including capital expenditures and debt service obligations. However, in the past we have failed to meet certain operating performance measures as well as the financial covenant requirements set forth under our previous credit facilities and our ABL Facility, which resulted in the need to obtain several amendments, and should we fail in the future, we cannot guarantee that we will be able to obtain such amendments. A failure to obtain such amendments could result in an acceleration of our indebtedness under the ABL Facility and a crossdefault under our other indebtedness, including the Notes and Secured Notes. If the lenders were to accelerate the due dates of our indebtedness or if current sources of liquidity prove to be insufficient, there can be no assurance that the Company would be able to repay or refinance such indebtedness or to obtain sufficient funding. This could require the Company to restructure or alter its operations and capital structure.

We were required to register and exchange the Secured Notes by March 10, 2013 or be subject to penalty interest. The penalty interest is 25 basis points for the first 90 days and each 90 days until it reaches 1% and will remain at 1% until we complete the registration of the Secured Notes. We have not currently registered the Secured Notes.